Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating cash outflows from operating leases	$ 375,157	$ 366,052	$ 810,960	$ 814,230